CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Share Capital	Share issuance costs	Stock options granted	Other	Treasury shares	Legal Reserve	Other reserves	Retained earnings (losses)	Total	Non-controlling interest	Total
Balances, beginning of the year at Dec. 31, 2019	R$ 9,269,281	R$ (33,735)	R$ 5,979	R$ 6,410,885	R$ (218,265)	R$ 317,144	R$ 2,221,341	R$ 0	R$ 17,972,630	R$ 115,339	R$ 18,087,969
Total comprehensive income (loss)
Net income (loss) for the period								(15,479,631)	(15,479,631)	8,052	(15,471,579)
Other comprehensive income for the period							(3,124)		(3,124)		(3,124)
Transactions with shareholders:
Stock options granted			1,480						1,480		1,480
Unclaimed dividends forfeited								83	83		83
Fair value attributable to non-controlling interests										(3,394)	(3,394)
Internal changes in equity:
Realization of deemed cost, net of taxes							(26,513)	26,513
Balances, end of the year at Jun. 30, 2020	9,269,281	(33,735)	7,459	R$ 6,410,885	(218,265)	R$ 317,144	2,191,704	(15,453,035)	2,491,438	119,997	2,611,435
Balances, beginning of the year at Dec. 31, 2020	9,269,281	(33,735)	10,612		(218,265)		2,129,944	(3,926,015)	7,231,822	105,556	7,337,378
Total comprehensive income (loss)
Net income (loss) for the period								7,277,867	7,277,867	3,573	7,281,440
Other comprehensive income for the period							(23,766)		(23,766)		(23,766)
Transactions with shareholders:
Stock options granted			2,421						2,421		2,421
Unclaimed dividends forfeited								48	48		48
Fair value attributable to non-controlling interests										(10,029)	(10,029)
Internal changes in equity:
Realization of deemed cost, net of taxes							(77,796)	77,796
Balances, end of the year at Jun. 30, 2021	R$ 9,269,281	R$ (33,735)	R$ 13,033		R$ (218,265)		R$ 2,028,382	R$ 3,429,696	R$ 14,488,392	R$ 99,100	R$ 14,587,492